OneAscent Capital Opportunities Fund
Schedule of Investments
December 31, 2024
BUSINESS DEVELOPMENT COMPANIES — 4.52% Shares Fair Value
Golub Capital BDC, Inc. 315 $ 4,775
Total Business Development Companies (Cost $4,794) 4,775
EXCHANGE-TRADED FUNDS — 23.85% Shares Fair Value
Alerian MLP ETF 100 4,816
FT Energy Income Partners Enhanced Income ETF 275 5,360
iShares Cohen & Steers REIT ETF 80 4,821
Russell 2000 Covered Call ETF 290 4,739
VanEck Vectors Mortgage REIT Income ETF 515 5,468
25,204
Total Exchange-Traded Funds (Cost $25,019) 25,204
OPEN END FUNDS — 37.86% Shares Fair Value
Abbey Capital Futures Strategic Fund, Class I 1,456 16,000
AQR Managed Futures Strategy Fund, Class I 1,882 16,000
Camelot Event Driven Fund, Institutional Class 395 8,001
Total Open End Funds (Cost $40,001) 40,001
Total Investments — 66.23% (Cost $69,814 ) 69,980
Other Assets in Excess of Liabilities — 33.77% 35,688
NET ASSETS — 100.00% $ 105,668